JOINT VENTURES AND ASSOCIATES	6 Months Ended
Dec. 31, 2020
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

12. JOINT VENTURES AND ASSOCIATES

	12/31/2020	06/30/2020
Liabilities
Trigall Genetics S.A.	1,647,109	1,548,829
	1,647,109	1,548,829

	12/31/2020	06/30/2020
Assets
Synertech Industrias S.A.	25,034,651	24,619,773
Indrasa Biotecnología S.A.	60,609	33,019
	25,095,260	24,652,792

Share of profit or loss of joint ventures and associates:

	12/31/2020	12/31/2019

Trigall Genetics S.A.	(98,280)	15,430
Synertech Industrias S.A.	376,635	1,267,200
Indrasa Biotecnología S.A.	27,332	15,875
	305,687	1,298,505

Changes in joint ventures and associates

	12/31/2020	12/31/2019

As of the beginning of the period	23,103,963	23,350,125
Non-monetary contributions	—	250,000
Revaluation of property, plant and equipment	(11,495)	355,702
Foreign currency translation	49,996	(2,688,252)
Share of profit or loss	305,687	1,298,505
As of the end of the period	23,448,151	22,566,080